Sardis Credit Opportunities Fund
Schedule of Investments
March 31, 2026 (Unaudited)
1
ASSET BACKED SECURITIES — 35.02% Principal Amount Fair Value
ACM Auto Trust 2025-4A B, 8.42%, 8/20/2032
(a)
$ 308,086 $ 310,599
Cherry Securitization Trust 2024-1A C, 9.31%, 4/15/2032
(a)
488,000 495,233
GreenSky Home Improvement Trust 2024-1 E, 9.00%, 7/25/2059
(a)
186,599 194,299
Huntington Bank Auto Credit-Linked Notes, Series 2025-2 D, 6.92%,
9/20/2033
(a)(b)
204,532 199,865
Huntington Bank Auto Credit-Linked Notes, Series 2026-1 D, 0.00%,
2/20/2034
(a)(c)
400,000 398,707
Huntington Bank Auto Credit-Linked Notes, Series 2026-1 E, 0.00%,
2/20/2034
(a)(c)
600,000 600,903
Newtek Alternative Loan Program, Series 2026-1, Class B, 7.18%,
6/26/2051
(a)
456,146 459,411
Pawneee Equipment Receivables 2022-1 E, 9.50%, 9/17/2029
(a)
500,000 495,861
PowerPay Issuance Trust 2025-1A D, 9.19%, 11/18/2041
(a)
500,000 442,302
Santander Bank Auto Credit-Linked Notes, Series 2025-A G, 11.05%,
1/16/2034
(a)
300,000 297,474
Upgrade Master Pass-Thru Trust, Series 2026-ST1, 0.25%, 3/15/2034
(a)(d)
500,000 475,065
Upstart Pass-Through Trust, Series 2021-ST7, Class Cert, 0.04%,
9/20/2029
(a)(b)(d)(e)
985,000 52,536
Total Asset Backed Securities (Cost $4,473,961) 4,422,255
COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.29%
BX Commercial Mortgage Trust 2024-BIO2 D, 7.71%, 8/13/2041
(a)(b)
300,000 290,366
BXHPP Trust 2021-FILM A, 4.44%, 8/15/2036
(a)(b)
250,000 237,301
BXHPP Trust 2021-FILM B, 4.69%, 8/15/2036
(a)(b)
250,000 230,671
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class E, 6.69%,
2/15/2039
(a)(b)
425,000 411,520
JPMBB Commercial Mortgage Securities Trust 2015-C30, 4.07%,
7/17/2048
(b)
300,000 284,748
JPMorgan Chase Commercial Mortgage Securities Trust 2021-2NU B,
2.08%, 1/5/2040
(a)(b)
100,000 88,492
JPMorgan Chase Commercial Mortgage Securities Trust 2021-2NU C,
2.08%, 1/5/2040
(a)(b)
242,605 210,655
Life Financial Services Trust, Series 2021-BMR, Class F, 6.14%,
3/15/2038
(a)(b)
315,000 279,380
OWS Real Estate Finance, LLC, Series 2025-MARG2, Class A, 7.75%,
8/15/2027
(a)(b)
150,000 150,220
Total Commercial Mortgage-Backed Securities (Cost $2,214,142) 2,183,353
CORPORATE BONDS — 3.37%
Financials — 3.37%
NexBank Capital, Inc., 4.00%, 8/15/2031 450,000 426,139
Total Corporate Bonds (Cost $438,962) 426,139
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 23.91%
Home Re 2026-1 Ltd., 7.89%, 1/25/2036
(a)(b)
321,000 324,282
Point Securitization Trust 2026-1, 7.00%, 2/25/2056
(a)
500,000 434,385

Sardis Credit Opportunities Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)
2
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 23.91%
- continued Principal Amount Fair Value
Residential Mortgage Loan Sponsor, LLC, 11.00%, 12/31/2049
(f)
$ 1,972,986 $ 2,009,098
Unlock Hea Trust 2023-1, 7.00%, 10/25/2038
(a)
254,691 252,503
Total Residential Mortgage-Backed Securities (Cost $2,982,105) 3,020,268
MONEY MARKET FUNDS - 20.75% Shares Fair Value
First American Government Obligations Fund, Class X, 3.58%
(g)
2,620,868 2,620,868
Total Money Market Funds (Cost $2,620,868) 2,620,868
Total Investments — 100.34% (Cost $12,730,038 ) 12,672,883
Liabilities in Excess of Other Assets — (0.34)% (42,334)
NET ASSETS — 100.00% $ 12,630,549
(a) Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
As of March 31, 2026, the total fair value of these securities amounts to $291,476,317 which represents
58.07% of net assets.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c) Zero coupon security.
(d) The rate shown represents effective yield at time of purchase.
(e) Security is currently being valued according to fair value procedures approved by the Board of Trustees.
(f) Securities exempt from registration under the Securities Act of 1933, and are deemed to be “restricted”
securities. As of March 31, 2026, the total fair value of these securities amounts to $2,009,098 which represents 15.91% of net assets.
(g) Rate disclosed is the seven day effective yield as of March 31, 2026.